The amounts directly recognized in the statement of income presented below relate to items exempt of recognition: low-value assets, short-term leases and leases with variable payments (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable payments not included in the lease liabilities	R$ 282,732	R$ 300,949	R$ 222,096
Expenses related to short-term leases	171,733	162,313	226,010
Expenses related to low-value assets	4,681	3,531	4,890
Amounts recognized in the statement of income	R$ 459,146	R$ 466,793	R$ 452,996